Derivative instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Derivative instruments
Schedule of derivative activities

At December 31, 2021, the volume of the Partnership’s derivative activities based on their volume (crude oil is presented in Bbl and natural gas is presented in Mcf) and contract prices, categorized by primary underlying risk, are as follows:

			Contract Prices
Year	Type of Contract	(Volume/Month)	Range	Weighted Average
Jan 2022-Jun 2023	Producer 3-way (crude oil)	58,165-2,340	$87.50 - $40.00	$61.31
Feb 2022-Mar 2023	Producer 3-way (natural gas)	195,124-26,519	$7.85 - $1.90	$3.66
Feb 2022-Dec 2022	Collar (natural gas)	141,473-37,042	$4.33 - $2.80	$3.45

At December 31, 2020, the volume of the Partnership’s derivative activities based on their volume (crude oil is presented in Bbl and natural gas is presented in Mcf) and contract prices, categorized by primary underlying risk, are as follows:

			Contract Prices
Year	Type of Contract	(Volume/Month)	Range	Weighted Average
Jan 2021-Dec 2021	Collar (crude oil)	4,257-1,779	$46.65 - $32.50	$39.58
Jan 2021-Dec 2021	Producer 3-way (crude oil)	35,290-9,215	$58.25 - $34.06	$44.71
Feb 2021-Jun 2021	Collar (natural gas)	66,182-38,186	$3.48 - $2.15	$2.75
Jul 2021-Dec 2021	Short swap (natural gas)	36,354-30,699	$2.81	$2.81
Feb 2021-Apr 2022	Producer 3-way (natural gas)	39,885-10,579	$3.63 - $2.00	$2.79

Schedule of volume-based derivative activity subject to price risk

			Contract Prices
Period	Type of Contract	(Volume/Month)	Range	Weighted Average
Oct 2022 – Dec 2023	Producer 3-way (crude oil)	34,413 – 612	$113.10 – $40.00	$75.16
Oct 2022 – Dec 2022	Collar (crude oil)	33,886 – 5,448	$112.75 – $85.00	$97.24
Nov 2022 – Mar 2023	Producer 3-way (natural gas)	128,912 – 3,813	$8.44 – $3.00	$5.13
Nov 2022 – Jun 2023	Collar (natural gas)	90,941 – 11,036	$9.05 – $2.90	$5.48

Schedule of derivative liabilities categorized by primary underlying risk

	September 30, 2022		September 30, 2022
	Derivative assets		Derivative liabilities
(in thousands)	Current portion	Noncurrent portion	Current portion	Noncurrent portion
Primary underlying risk
Commodity price
Crude oil	$4,581	$812	$(1,865)	$—
Natural gas	(205)	—	(2,076)	—
Total	$4,376	$812	$(3,941)	$—

	December 31, 2021		December 31, 2021
	Derivative assets		Derivative liabilities
(in thousands)	Current portion	Noncurrent portion	Current portion	Noncurrent portion
Primary underlying risk
Commodity price
Crude oil	$—	$—	$(3,465)	$(411)
Natural gas	—	—	(488)	11
Total	$—	$—	$(3,953)	$(400)

Schedule of income as gain/(loss) on derivative contracts

	Three months ended September 30, 2022
(in thousands)	Realized loss	Change in unrealized gain/(loss)	Total
Primary underlying risk
Commodity price
Crude oil	$(4,971)	$16,571	$11,600
Natural gas	(4,360)	(1,158)	(5,518)
Total	$(9,331)	$15,413	$6,082

	Nine months ended September 30, 2022
(in thousands)	Realized loss	Change in unrealized gain/(loss)	Total
Primary underlying risk
Commodity price
Crude oil	$(15,388)	$7,404	$(7,984)
Natural gas	(9,359)	(1,804)	(11,163)
Total	$(24,747)	$5,600	$(19,147)

	Three months ended September 30, 2021
(in thousands)	Realized loss	Change in unrealized gain/(loss)	Total
Primary underlying risk
Commodity price
Crude oil	$(2,324)	$721	$(1,603)
Natural gas	(1,635)	(3,320)	(4,955)
Total	$(3,959)	$(2,599)	$(6,558)

	Nine months ended September 30, 2021
(in thousands)	Realized loss	Change in unrealized loss	Total
Primary underlying risk
Commodity price
Crude oil	$(2,583)	$(6,775)	$(9,358)
Natural gas	(4,522)	(4,235)	(8,757)
Total	$(7,105)	$(11,010)	$(18,115)